Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Payment of contingent consideration liability [Member]	Litigation settlement [Member]	Common Stock [Member]	Common Stock [Member] Payment of contingent consideration liability [Member]	Common Stock [Member] Litigation settlement [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Payment of contingent consideration liability [Member]	Additional Paid-In Capital [Member] Litigation settlement [Member]	Accumulated Deficit (as revised) [Member]	Accumulated Deficit (as revised) [Member] Payment of contingent consideration liability [Member]	Accumulated Deficit (as revised) [Member] Litigation settlement [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Payment of contingent consideration liability [Member]	Accumulated Other Comprehensive Loss [Member] Litigation settlement [Member]	Extinguished Of Notes Payable [Member]	Extinguished Of Notes Payable [Member] Common Stock [Member]	Extinguished Of Notes Payable [Member] Additional Paid-In Capital [Member]	Extinguished Of Notes Payable [Member] Accumulated Deficit (as revised) [Member]	Extinguished Of Notes Payable [Member] Accumulated Other Comprehensive Loss [Member]	Private Placement [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-In Capital [Member]	Private Placement [Member] Accumulated Deficit (as revised) [Member]	Private Placement [Member] Accumulated Other Comprehensive Loss [Member]	Cashless Option Exercise [Member]	Cashless Option Exercise [Member] Common Stock [Member]	Cashless Option Exercise [Member] Additional Paid-In Capital [Member]	Cashless Option Exercise [Member] Accumulated Deficit (as revised) [Member]	Cashless Option Exercise [Member] Accumulated Other Comprehensive Loss [Member]	Cashless Warrant Exercise [Member]	Cashless Warrant Exercise [Member] Common Stock [Member]	Cashless Warrant Exercise [Member] Additional Paid-In Capital [Member]	Cashless Warrant Exercise [Member] Accumulated Deficit (as revised) [Member]	Cashless Warrant Exercise [Member] Accumulated Other Comprehensive Loss [Member]	Related Party Transaction [Member]	Related Party Transaction [Member] Common Stock [Member]	Related Party Transaction [Member] Additional Paid-In Capital [Member]	Related Party Transaction [Member] Accumulated Deficit (as revised) [Member]	Related Party Transaction [Member] Accumulated Other Comprehensive Loss [Member]	Business Combinations [Member]	Business Combinations [Member] Common Stock [Member]	Business Combinations [Member] Additional Paid-In Capital [Member]	Business Combinations [Member] Accumulated Deficit (as revised) [Member]	Business Combinations [Member] Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2010	$ 58,468,000			$ 16,000			$ 89,452,000			$ (30,330,000)			$ (670,000)
Beginning balance (in shares) at Dec. 31, 2010				15,748,570
Stock Issued During Period, Shares, New Issues																	483,046					871,823					450					6,060					253,288					846,355
Stock Issued During Period, Value, New Issues																2,212,000	0	2,212,000	0	0	3,432,000	1,000	3,431,000	0	0	0	0	0	0	0	0	0	0	0	0	1,160,000	0	1,160,000	0	0	3,000,000	1,000	2,999,000	0	0
Repurchase and retirement of common stock (in shares)				(28,114)
Repurchase and retirement of common stock	(134,000)			0			(134,000)			0			0
Share-based compensation (in shares)				129,750
Share-based compensation	1,207,000			0			1,207,000			0			0
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	7,000			0			7,000			0			0
Net (loss) income	327,000			0			0			327,000			0
Other comprehensive loss	(26,000)			0			0			0			(26,000)
Ending balance at Dec. 31, 2011	69,653,000			18,000			100,334,000			(30,003,000)			(696,000)
Ending balance (in shares) at Dec. 31, 2011				18,311,228
Stock Issued During Period, Shares, New Issues																											260
Stock Issued During Period, Value, New Issues																										0	0	0	0	0
Repurchase and retirement of common stock (in shares)				(39,895)
Repurchase and retirement of common stock	(139,000)			0			(139,000)			0			0
Share-based compensation (in shares)				0
Share-based compensation	503,000			0			503,000			0			0
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94,000			0			94,000			0			0
Common stock issuance (in shares)					2,450,000	22,500
Common stock issuance		5,145,000	56,000		3,000	0		5,142,000	56,000		0	0		0	0
Reversal Of Forfeited Restricted Awards(In Shares)				(5,833)
Reversal of forfeited restricted awards	0			0			0			0			0
Net (loss) income	(50,218,000)			0			0			(50,218,000)			0
Other comprehensive loss	181,000			0			0			0			181,000
Ending balance at Dec. 31, 2012	$ 25,275,000			$ 21,000			$ 105,990,000			$ (80,221,000)			$ (515,000)
Ending balance (in shares) at Dec. 31, 2012				20,738,260